Janus Henderson International Dividend Fund Expense Example - Class D Shares [Member] - Janus Henderson International Dividend Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,267